Accounts Payable, Accrued Expenses and Dividends Payable on Series C Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Payable and Accrued Expenses
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following as of September 30, 2025 and December 31, 2024 (in thousands):

	September 30,	December 31,
	2025	2024
Professional and consulting fees	$67	$67
Accrued transaction costs	128	—
Other	14	5
	$209	$72

Accrued expenses and other current liabilities consisted of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Professional and consulting fees	$67	$92
Other	5	16
	$72	$108